Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' deficit:
Stockholders' Equity
5.	Stockholders’ Equity

Reverse Stock Split

On July 26, 2016, the Company effectuated a 1-for-40 reverse stock split of its issued common stock. The reverse stock split did not cause an adjustment to the par value of the authorized shares of common stock. As a result of the reverse stock split, the share and per-share amounts under the Company’s various share-based compensation plans, share-based compensatory contracts and warrants with third parties were adjusted. No fractional shares were issued in connection with the reverse stock split. All disclosure of common shares and per share data in the accompanying condensed consolidated financial statements and related notes have been adjusted retroactively to reflect the reverse stock split for all periods presented.

Issuance of Common Stock in Lieu of Cash Payments

Under the terms of the Amended and Restated Non-Employee Director Compensation Plan, each non-employee member of the Company’s Board of Directors may elect to receive all or part of his or her director fees in shares of the Company’s common stock. Director fees, whether paid in cash or in shares of common stock, are payable quarterly on the last day of each fiscal quarter. The number of shares of common stock issued to directors is determined by dividing the product of: (i) the fees otherwise payable to each director in cash, times (ii) the percentage of fees the director elected to receive in shares of common stock, by (iii) the volume weighted average price per share of common stock over the last five trading days of the quarter. During the three months ended March 31, 2016, 2,824 shares were issued to directors as payment for director fees in lieu of cash. No shares were issued to directors as payment for director fees during the three months ended March 31, 2017.

Stock Incentive Plans

The Company has various share-based compensation plans and share-based compensatory contracts (collectively, the “Plans”) under which it has granted share-based awards, such as stock grants, and incentive and non-qualified stock options, to employees, directors, consultants and advisors. Awards may be subject to a vesting schedule as set forth in individual award agreements. Certain of the Plans also have provided for cash-based performance bonus awards.

Since June 2015, the Company has granted share-based awards under the MRI Interventions, Inc. Amended and Restated 2013 Incentive Compensation Plan (the “Amended 2013 Plan”). Under the Amended 2013 Plan, a total of 156,250 shares of the Company’s common stock are reserved for issuance. Of this amount, stock grants of 41,794 shares have been awarded and option grants, net of options terminated, expired or forfeited, of 102,700 shares were outstanding as of March 31, 2017. Accordingly, 11,756 shares remained available for grants under the Amended 2013 Plan as of that date.

Stock option activity under all of the Company’s equity compensation plans during the three months ended March 31, 2017 is summarized below:

	Shares	Weighted - Average Exercise Price
Outstanding at December 31, 2016	337,441	$42.07
Granted	2,000	2.55
Forfeited	(23,875)	45.53
Outstanding at March 31, 2017	315,566	$42.33

The estimated grant date fair values of options granted during the three months ended March 31, 2017 were calculated using the Black-Scholes valuation model, based on the following assumptions:

Dividend yield	0%
Expected volatility	51.79%
Risk free interest rates	2.11%
Expected lives (in years)	6.0

The Company records share-based compensation expense on a straight-line basis over the related vesting period. For the three months ended March 31, 2017 and 2016, share-based compensation expense related to options was:

Three Months Ended March 31,
2017	2016
$206,896	$260,149

As of March 31, 2017, there was unrecognized compensation expense of $670,911 related to outstanding stock options, which is expected to be recognized over a weighted average period of 1.23 years.

Warrants

Warrants have generally been issued for terms of up to five years. Common stock warrant activity for the three months ended March 31, 2017 was as follows:

	Shares	Weighted - Average Exercise Price
Outstanding at December 31, 2016	1,991,293	$13.00
Issued	-	-
Exercised	-	-
Terminated	(57,720)	38.43
Outstanding at March 31, 2017	1,933,573	$12.71

7.    Stockholders’ Deficit

Reverse Stock Split

On June 30, 2016, the Company’s stockholders approved a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio of 1-for-15, 1-for-20, 1-for-25, 1-for-30, 1-for-35 or 1-for-40, with the specific ratio and effective time of the reverse stock split to be determined by the Company’s Board of Directors. On July 21, 2016, the Company’s Board of Directors approved a 1-for-40 reverse stock split of its issued common stock, which was effectuated on July 26, 2016. The reverse stock split did not cause an adjustment to the par value of the authorized shares of common stock. As a result of the reverse stock split, the share and per-share amounts under the Company’s various share-based compensation plans, share-based compensatory contracts and warrants with third parties were adjusted. No fractional shares were issued in connection with the reverse stock split. In lieu of issuing fractional shares, the Company remitted approximately $4,800 to affected stockholders. All disclosure of common shares and per share data in the accompanying consolidated financial statements and related notes have been adjusted retroactively to reflect the reverse stock split for all periods presented.

September 2016 Private Placement

On September 2, 2016, the Company completed the 2016 PIPE, pursuant to the terms of a Securities Purchase Agreement dated August 31, 2016 (the “Purchase Agreement”), by and among the Company and certain investors (collectively, the “Investors”). At the closing, in accordance with the terms and conditions of the Purchase Agreement, the Company sold to the Investors an aggregate of 851,000 units (the “Units”), with each Unit consisting of: (i) one share of the Company’s common stock; and (ii) a warrant to purchase 0.90 shares of the Company’s common stock (each, a “Warrant” and collectively, the “Warrants”).

In connection with the sale of the Units, the Company received aggregate gross proceeds of approximately $4.25 million, before deducting placement agents’ fees and offering expenses aggregating approximately $418,000. In addition, the placement agents for the 2016 PIPE received, in the aggregate, warrants (“Placement Agent Warrants”) to purchase up to 29,680 shares of common stock.

Purchase Agreement

The Purchase Agreement contains representations and warranties by the Company and the Investors and covenants of the Company and the Investors (including indemnification from the Company in the event of breaches of its representations and warranties), which the Company believes are customary for transactions of this type.

Registration Rights Agreement

The Registration Rights Agreement required the Company to prepare and file a registration statement (the “Registration Statement”) with the SEC under the Securities Act of 1933, as amended, covering the resale of the shares of common stock to be issued to the Investors under the Purchase Agreement, as well as the shares of common stock underlying the Warrants and the Placement Agent Warrants. The Company was required to file such Registration Statement on or before October 2, 2016, and was required to use its best efforts to have the Registration Statement declared effective as soon as practicable. The Company filed the Registration Statement on September 30, 2016, and the Registration Statement was declared effective by the SEC on October 11, 2016, both dates being in conformity with the foregoing requirements. Pursuant to the Registration Rights Agreement, if the Company fails to continuously maintain the effectiveness of the Registration Statement (with certain permitted exceptions), the Company will incur certain liquidated damages to the Investors. The Registration Rights Agreement also contains mutual indemnifications by the Company and each Investor, which the Company believes are customary for transactions of this type.

Warrants

The Warrants are exercisable, in full or in part, at any time prior to September 2, 2021, at an exercise price of $5.50 per share. The Warrants provide for certain adjustments that may be made to the exercise price and the number of shares issuable upon exercise due to future corporate events. In the case of certain fundamental transactions affecting the Company, the holders of the Warrants, upon exercise of such warrants after such fundamental transaction, have the right to receive, in lieu of shares of the Company’s common stock, the same amount and kind of securities, cash or property that such holder would have been entitled to receive upon the occurrence of the fundamental transaction, had the Warrants been exercised immediately prior to such fundamental transaction. The Warrants contain a “cashless exercise” feature that allows the holders to exercise the warrants without a cash payment to the Company upon the terms set forth in the Warrants. The Placement Agent Warrants have the same terms and conditions as the Warrants.

Related Debt Conversion

As discussed in Note 6, pursuant to the Second Amendments, in addition to and simultaneously with the sale of the Units, on September 2, 2016: (i) the 2014 Principal automatically converted into 350,000 Units on the same terms and conditions as applied to purchasers of Units in the 2016 PIPE; and (ii) the exercise price for 13,125 shares of common stock that may be purchased upon exercise of the holders’ 2014 Warrants was reduced to $5.50, which is equal to the exercise price of the Warrants.

Issuance of Common Stock in Lieu of Cash Payments

Under the terms of the Amended and Restated Non-Employee Director Compensation Plan, each non-employee member of the Company’s Board of Directors may elect to receive all or part of his or her director fees in shares of the Company’s common stock. Director fees, whether paid in cash or in shares of common stock, are payable quarterly on the last day of each fiscal quarter. The number of shares of common stock issued to directors is determined by dividing (i) the product of: (x) the fees otherwise payable to each director in cash, times (y) the percentage of fees the director elected to receive in shares of common stock, by (ii) the volume weighted average price per share of common stock over the last five trading days of the quarter. During the years ended December 31, 2016 and 2015, 22,313 shares and 5,742 shares, respectively, were issued to directors as payment for director fees, amounting to $124,069 and $145,993, in 2016 and 2015, respectively, in lieu of cash.

December 2015 Private Placement

In December 2015, the Company entered into a securities purchase agreement (the “2015 Purchase Agreement”) for the private placement of 407,731 units at a purchase price of $12.984 per unit, with each unit consisting of: (i) one share of the Company’s common stock; (ii) series A warrants, which permit each investor to purchase 0.40 share of common stock (the “2015 Series A Warrants”), resulting in the issuance of 2015 Series A Warrants to purchase an aggregate of approximately 162,500 shares of common stock; and (iii) series B warrants, which permit each investor to purchase 0.30 share of common stock (the “2015 Series B Warrants”), resulting in the issuance of 2015 Series B Warrants to purchase an aggregate of approximately 122,500 shares of common stock.

The Company received gross proceeds of $5,292,670, before commissions and offering expenses. The Company’s President and Chief Executive Officer invested $100,000, a trust for which one of the Company’s non-employee directors serves as president invested $50,000, and another of the Company’s non-employee directors invested $25,000 in the transaction.

For their services, the Company’s placement agents earned cash commissions of $380,155 and warrants to purchase up to approximately 40,000 shares of common stock (the “2015 Placement Agent Warrants”). The Company incurred other transaction costs related to the financing amounting to $172,128.

At the closing of the December 2015 Private Placement, the Company also entered into a registration rights agreement (the “2015 Registration Rights Agreement”) with the investors. Pursuant to the 2015 Registration Rights Agreement, the Company was required to prepare and file a registration statement (the “2015 Registration Statement”) with the SEC under the Securities Act covering the resale of the shares of common stock issued to the investors under the 2015 Purchase Agreement and the shares of common stock underlying the 2015 Series A and 2015 Series B Warrants and the 2015 Placement Agent Warrants. The Company filed the 2015 Registration Statement on January 15, 2016, that was declared effective on January 29, 2016, both dates being within the deadlines set forth in the 2015 Registration Statement. The Company continuously maintained the effectiveness of the 2015 Registration Statement for the time period required by the 2015 Registration Statement, and on January 27, 2017 terminated the effectiveness of the 2015 Registration Statement. The 2015 Registration Rights Agreement also contains mutual indemnifications by the Company and each investor, which the Company believes are customary for transactions of this type.

The 2015 Series A and 2015 Series B Warrants are exercisable, in whole or in part, at any time prior to December 18, 2020, at exercise prices of $16.232 and $21.10 per share, respectively. In the case of certain fundamental transactions affecting the Company, the holders of the 2015 Series A and 2015 Series B Warrants, upon exercise of such warrants after such fundamental transaction, have the right to receive, in lieu of shares of the Company’s common stock, the same amount and kind of securities, cash or property that such holder would have been entitled to receive upon the occurrence of the fundamental transaction, had the 2015 Series A or 2015 Series B Warrants been exercised immediately prior to such fundamental transaction. The 2015 Series A and 2015 Series B Warrants contain a “cashless exercise” feature that allows the holders to exercise the warrants without a cash payment to the Company under the terms set forth in the respective warrants. The 2015 Placement Agent Warrants have the same terms and conditions as the 2015 Series A Warrants, except that the 2015 Placement Agent Warrants are exercisable, in full or in part, at any time prior to May 18, 2023.

Stock Incentive Plans

The Company has various share-based compensation plans and share-based compensatory contracts (collectively, the “Plans”) under which it has granted share-based awards, such as stock grants, and incentive and non-qualified stock options, to employees, directors, consultants and advisors. Awards may be subject to a vesting schedule as set forth in individual award agreements. Certain of the Plans also have provided for cash-based performance bonus awards.

In June 2013, the Company’s stockholders approved the 2013 Incentive Compensation Plan. Upon its approval, the Company ceased making awards under other previous Plans, although then-outstanding awards made under such other previous Plans remain outstanding in conformity with their original terms. At the 2015 Annual Meeting, the Company’s stockholders approved the adoption of the MRI Interventions, Inc. Amended and Restated 2013 Incentive Compensation Plan (the “Amended 2013 Plan”). The material change effected in the Amended 2013 Plan was to increase the number of shares of the Company’s common stock available for awards thereunder by 125,000 shares, resulting in a total of 156,250 shares of the Company’s common stock being reserved for issuance under the Amended 2013 Plan. Of this amount, stock grants of 38,294 shares have been awarded and option grants of 117,950 shares were outstanding as of December 31, 2016. Accordingly, 6 shares remained available for grants under the Amended 2013 Plan as of that date.

Activity with respect to stock options issued by the Company is summarized as follows:

	Options Outstanding	Options Exercisable	Range of Exercise Prices			Weighted-average Exercise price per share	Intrinsic Value (1)
Outstanding at January 1, 2015	258,583		$32.00	-	$385.60	$54.38	$ 4,800
Exercisable at January 1, 2015		140,687	$40.00		$385.60	$62.27	600
Activity during the year ended December 31, 2015
Granted	61,912		$29.60	-	$42.40	$32.80
Exercised	-		-	-	-	-
Cancelled or forfeited	(22,212)		$32.00	-	128.00	$59.20
Outstanding at December 31, 2015	298,283		$29.60		$385.60	$48.73	-
Exercisable at December 31, 2015		179,216	$29.60		$385.60	$56.40	-
Activity during the year ended December 31, 2016
Granted	53,750		$5.00		$12.40	$6.40
Exercised	-
Cancelled or forfeited	(14,592)		$5.00		$385.60	$12.67
Outstanding at December 31, 2016	337,441		$5.00		$385.60	$42.07	-
Exercisable at December 31, 2016		245,989	$5.00		$385.60	$38.71	-

(1)	Intrinsic value is calculated as the estimated fair value of the Company’s stock at the end of the related period less the option exercise price of in-the-money options.

The following table summarizes information about stock options at December 31, 2016 (contractual life expressed in years):

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price	Number Exercisable	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price
$5.00	-	$45.20	247,469	7.67	$32.48	156,351	6.91	$38.71
$46.40	-	$83.60	88,892	5.16	$68.09	88,558	5.15	$68.16
$128.00	-	$385.60	1,080	1.61	$322.73	1,080	1.61	$322.73
			337,441	7.67	$42.07	245,989	6.26	38.71

The weighted average grant date fair value of options granted during the years ended December 31, 2016 and 2015 was $3.01 and $15.60, respectively. A summary of the status of the Company’s nonvested stock options during the years ended December 31, 2016 and 2015 is presented below:

Nonvested Stock Options	Shares	Weighted - Average Grant Date Fair Value
Nonvested January 1, 2015	117,895	$20.80
Activity during the year ended December 31, 2015
Granted	61,912	$18.77
Forfeited	(2,562)	$23.76
Vested	(58,178)	$21.13
Nonvested December 31, 2015	119,067	$18.77
Activity during the year ended December 31, 2016
Granted	53,750	$3.01
Forfeited	(6,918)	$28.66
Vested	(74,447)	$18.16
Nonvested December 31, 2016	91,452	$10.53

The Company records share-based compensation expense on a straight-line basis over the related vesting period. For the years ended December 31, 2016 and 2015, share-based compensation expense related to options was:

Year Ended December 31,
2016	2015
$959,585	$1,682,063

As further discussed in Note 5, the Company, in April and May 2015, recorded $492,926 of non-cash, share-based compensation expense, classified as restructuring costs in the accompanying 2015 consolidated statements of operations, related to the modification of the terms of options held by certain former officers. In addition, effective April 1, 2015, a member of the Company’s Board of Directors resigned. In recognition of the director’s contributions to the Company, the Company’s Board of Directors accelerated the vesting of two stock options previously awarded to the director and extended the exercise period through April 1, 2017 for all vested options held by the director. Prior to such extension, the exercise period under the options’ original terms was three months subsequent to the date the individual ceased to be a director of the Company. The Company revalued the director’s stock option based on the modified terms described above and recorded non-cash, share-based compensation expense of $12,005.

As of December 31, 2016, approximately $964,000 of unrecognized compensation cost related to share-based compensation arrangements granted under the Plans. That cost is expected to be recognized over a weighted-average period of 1.35 years.

The assumptions used in calculating the fair value under the Black-Scholes option-pricing model are as follows:

	Years Ended December 31,
	2016	2015
Dividend yield	0%	0%
Expected Volatility	47.47% to 50.69%	46.67% to 47.93%
Risk free Interest rates	1.23% to 1.39%	1.48% to 1.80%
Expected lives (in years)	6.0	6.0

Warrants

Warrants have generally been issued in connection with financing transactions and for terms of up to five years. Common stock warrant activity for the years ended December 31, 2016 and 2015 is as follows:

	Shares	Weighted - Average Exercise Price
Outstanding at January 1, 2015	518,978	$32.13
Activity during the year ended December 31, 2015
Issued	327,060	$18.12
Terminated	(781)	$320.00
Outstanding at December 31, 2015	845,257	$25.67	(1)
Activity during the year ended December 31, 2016
Issued	1,208,845	$6.23
Exercised	(15,625)	$5.00
Terminated	(47,184)	$14.77
Outstanding at December 31, 2016	1,991,293	$13.00	(2)

(1)	The weighted-average exercise price reflects exercise price adjustments triggered by the 2015 PIPE.
(2)	The weighted-average exercise price reflects exercise price adjustments triggered by the 2016 Purchase Agreement and the 2016 PIPE.

Information regarding outstanding warrants at December 31, 2016 is as follows (contractual life expressed in years):

Exercise Price	Number Outstanding	Weighted - Average Remaining Contractual Life	Intrinsic Value (1)
$1.83	1,540	3.96	$1,648
5.00	28,750	1.07	-
5.50	1,129,330	4.67	-
12.80	70,627	1.07	-
16.23	242,021	3.96	-
21.10	152,084	3.96	-
24.00	11,471	0.15	-
30.00	45,999	0.13	-
34.32	185,779	2.98	-
36.00	68,155	0.50	-
38.80	8,583	0.50	-
40.00	34,875	0.35	-
70.00	12,079	2.23	-
	1,991,293	3.81	$1,648

(1)	Intrinsic value is calculated as the estimated fair value of the Company’s stock at December 31, 2016 less the warrant exercise price of in-the-money warrants.